BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Schedule of new and revised IFRSs adapted for the first time for the current year's financial statements

Amendments to IFRS 2	Classification and Measurement of Share-based Payment Transactions
Amendments to IFRS 4	Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts
IFRS 9	Financial Instruments
IFRS 15	Revenue from Contracts with Customers
Amendments to IFRS 15	Clarifications to IFRS 15 Revenue from Contracts with Customers
Amendments to IAS 40	Transfers of Investment Property
IFRIC 22	Foreign Currency Transactions and Advance Consideration
Annual Improvements 2014-2016 Cycle	Amendments to IFRS 1 and IAS 28

Schedule of reconciliation between the carrying amounts under IAS 39 and the balances reported under IFRS 9

		IAS 39					IFRS 9
		measurement					measurement
						Fair value
	Notes	Category	Amount	Re-classification	ECL	adjustment	Amount	Category
			RMB'000	RMB'000	RMB'000	RMB'000	RMB'000
Assets
Financial assets
Trade and notes receivables		L&R	8,008,937	—	(112,407)	—	7,896,530	AC
Other current assets		L&R	6,487,548	—	(38,502)	—	6,449,046	AC
Other non-current assets		L&R	261,156	—	—	—	261,156	AC
Financial Assets at fair value through profit or loss		FVPL	9,534	—	—	—	9,534	FVPL
Cash and cash equivalents		L&R	27,835,866	—	—	—	27,835,866	AC
Restricted cash		L&R	2,168,192	—	—	—	2,168,192	AC
Available-for-sale financial investments	(i)	AFS	1,928,201	(1,928,201)	—	—	—	N/A
Equity investments designated at fair value through other comprehensive income	(i)	N/A	—	1,928,201	—	15,114	1,943,315	FVOCI (Equity)
			46,699,434	—	(150,909)	15,114	46,563,639

Total assets			199,816,799	—	(150,909)	15,114	199,681,004
Liabilities
Other liabilities
Deferred tax liabilities			993,742	—	—	3,641	997,383

Total Liabilities			134,074,203	—	—	3,641	134,077,844

1 L&R: Loans and receivables

2 AC: Financial assets or financial liabilities at amortized cost

3 FVPL: Financial assets at fair value through profit or loss

4 AFS: Available-for-sale investments

5 FVOCI: Financial assets at fair value through other comprehensive income

Schedule of reconciles the aggregate opening impairment allowances

	Impairment allowances		ECL allowances
	under IAS 39	Re-measurement	under IFRS 9
	at December 31, 2017	(note 14/note 15)	at January 1, 2018
	RMB'000	RMB'000	RMB'000
Trade receivables	546,102	112,407	658,509
Other current assets	1,673,122	38,502	1,711,624
	2,219,224	150,909	2,370,133

Schedule of impact on reserves and accumulated losses

Reserves and accumulated losses
RMB'000
Fair value reserve under IFRS 9 (gain on available-for-sale financial assets under IAS 39)
Balance as at December 31, 2017 under IAS 39	6,836
Remeasurement of equity investments designated at fair value through other comprehensive income previously measured at cost under IAS 39	14,263
Deferred tax in relation to the above	(3,428)
Balance as at January 1, 2018 under IFRS 9	17,671

Accumulated losses
Balance as at December 31, 2017 under IAS 39	(3,368,095)
Adjustment due to business combinations under common control (note 38)	35,724
Recognition of expected credit losses for trade receivables under IFRS 9	(94,844)
Recognition of expected credit losses for current financial assets at amortized cost under IFRS 9	(38,502)
Balance as at January 1, 2018 under IFRS 9	(3,465,717)

Non-controlling interests
Balance as at December 31, 2017 under IAS 39	26,035,429
Adjustment due to business combinations under common control (note 38)	19,138
Remeasurement of equity investments designated at fair value through other comprehensive income previously measured at cost under IAS 39	851
Recognition of expected credit losses for trade receivables under IFRS 9	(17,563)
Deferred tax in relation to the above	(213)
Balance as at January 1, 2018 under IFRS 9	26,037,642

Schedule of effects of retrospective adjustments caused by change on financial statements

			After change in
	Before change in	Reclassification on	accounting policy
	accounting policy	change in	December 31,
Consolidated statement of financial position	December 31, 2017	accounting policy	2017
Assets:
Property, plant and equipment	96,430,815	(803,238)	95,627,577
Land use rights	3,746,602	(169,590)	3,577,012
Intangible Assets	10,653,175	(15,542)	10,637,633
	110,830,592	(988,370)	109,842,222

Total assets	200,805,169	(988,370)	199,816,799

Liabilities:
Other non-current liabilities	3,442,030	(988,370)	2,453,660

Total liabilities	135,062,573	(988,370)	134,074,203

			After change in
	Before change in	Reclassification on	accounting policy
	accounting policy	change in	December 31,
Consolidated statement of profit or loss and other comprehensive income	December 31, 2017	accounting policy	2017
Cost of sales	(166,494,842)	204,607	(166,290,235)
General and administration expenses	(4,604,055)	54,849	(4,549,206)
Other income	349,329	(259,456)	89,873
	(170,749,568)	—	(170,749,568)

Profit before tax	3,049,010	—	3,049,010

	Before change in	Reclassification on	After change in
	accounting policy	change in	accounting policy
Consolidated statement of financial position	December 31, 2018	accounting policy	December 31, 2018
Assets:
Property, plant and equipment	107,066,073	(872,704)	106,193,369
Land use rights	4,484,055	(203,764)	4,280,291
Intangible Assets	12,881,804	(2,439)	12,879,365
Other non-current assets	4,446,938	(4,294)	4,442,644
	128,878,870	(1,083,201)	127,795,669

Total assets	201,959,315	(1,083,201)	200,876,114

Liabilities:
Other non-current liabilities	3,521,365	(1,083,201)	2,438,164

Total liabilities	134,290,113	(1,083,201)	133,206,912

	Before change in	Reclassification on	After change in
	accounting policy	change in	accounting policy
Consolidated statement of profit or loss and other comprehensive income	December 31, 2018	accounting policy	December 31, 2018
Cost of sales	(167,254,868)	225,452	(167,029,416)
General and administration expenses	(4,540,590)	582,523	(3,958,067)
Research and development expenses	(630,815)	3,942	(626,873)
Selling and distribution expenses	(2,496,977)	44	(2,496,933)
Other income	947,328	(811,961)	135,367
	(173,975,922)	—	(173,975,922)

Profit before tax	2,303,511	—	2,303,511

Schedule of new and revised IFRSs that have been issued but are not yet effective

Amendments to IFRS 3	Definition of a Business[2]
Amendments to IFRS 9	Prepayment Features with Negative Compensation[1]
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[4]
IFRS 16	Leases[1]
IFRS 17	Insurance Contracts[3]
Amendments to IAS 1 and IAS 8	Definition of Material[2]
Amendments to IAS 19	Plan Amendment, Curtailment or Settlement[1]
Amendments to IAS 28	Long-term Interests in Associates and Joint Ventures[1]
IFRIC 23	Uncertainty over Income Tax Treatments1
Annual Improvements 2015-2017 Cycle	Amendments to IFRS 3, IFRS 11, IAS 12 and IAS 23[1]

[1]Effective for annual periods beginning on or after January 1, 2019

[2]Effective for annual periods beginning on or after January 1, 2020

[3]Effective for annual periods beginning on or after January 1, 2021

4No mandatory effective date yet determined but available for adoption

Schedule of estimated useful lives of property, plant and equipment

Buildings	8 - 45	years
Machinery	3 - 30	years
Transportation facilities	6 - 10	years
Office and other equipment	3 - 10	years

Schedule of estimated useful lives of investment properties

Buildings	50	years
Land use rights	40-70	years